Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2015
Equity Awards, Options
1.	Options

	Year ended December 31, 2015
	Number	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($ in thousands)
Outstanding at beginning of year	2,657,388	10.62
Changes during the year:
Granted	26,260	17.53
Re-designated - net (1)	(13,805)
Exercised	(1,048,811)	9.29
Forfeited or expired	(120,168)	11.22
Outstanding at end of year	1,500,864	11.63	3.92	15,766
Exercisable at end of year	826,750	10.31	2.88	9,774

(1)	Represents awards re-designated pursuant to changes in status of grantees from ‘employee’ to ‘non-employee’ of the Company (or vice versa) during the reporting period.

Equity Awards, Restricted Shares
2.	Restricted shares

	Year ended December 31, 2015
	Number	Weighted average grant date fair value ($)
Non-vested at beginning of year	1,608	15.61
Changes during the year:
Awarded	0
Vested	(1,608)	15.61
Forfeited	0
Non-vested at end of year	0

Equity Awards, Restricted Stock Units
3.	RSUs

	Year ended December 31, 2015
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	434,054	12.49
Changes during the year:
Awarded	429,604	18.59
Re-designated - net (1)	(2,215)
Vested	(151,792)	10.92
Forfeited	(43,158)	12.22
Outstanding at end of year	666,493	16.72

(1)	Represents awards re-designated pursuant to changes in status of grantees from ‘employee’ to ‘non-employee’ of the Company (or vice versa) during the reporting period.

Non Employee [Member]
Equity Awards, Options
1.	Options

	Year ended December 31, 2015
	Number	Weighted average exercise price ($)	Weighted average remaining contractual term (years)	Aggregate intrinsic value ($ in thousands)
Outstanding at beginning of year	55,080	11.18
Changes during year:
Granted	3,800	17.87
Re-designated - net (1)	13,805
Exercised	(22,987)	10.20
Forfeited or expired	(1,750)	11.19
Outstanding at end of year	47,948	12.00	3.78	486
Exercisable at end of year	21,116	10.97	2.13	236

(1)	Represents awards re-designated pursuant to changes in status of grantees from ‘employee’ to ‘non-employee’ of the Company (or vice versa) during the reporting period.

Equity Awards, Restricted Stock Units
2.	RSUs

	Year ended December 31, 2015
	Number	Weighted average grant date fair value ($)
Outstanding at beginning of year	6,501	11.94
Changes during year:
Awarded	7,420	18.42
Re-designated - net (1)	2,215
Vested	(2,802)	10.98
Forfeited	0
Outstanding at end of year	13,334	16.36

(1)	Represents awards re-designated pursuant to changes in status of grantees from ‘employee’ to ‘non-employee’ of the Company (or vice versa) during the reporting period.